Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax charge/(credit)
Current year	£ 623	£ 904	£ 993
Adjustments in respect of prior years	(625)	393	3
Total	(2)	1,297	996
Deferred tax charge/(credit)
Current year	19	(179)	(563)
Adjustments in respect of prior years	468	(288)	191
Total	487	(467)	(372)
Tax charge	£ 485	£ 830	£ 624